Loans payable - Undiscounted cash flows for bank loans (Details)	Dec. 31, 2020 USD ($)
Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	$ 24,387,617
Device Loans
Undiscounted cash flows for bank loans
Total Cash Payments	116,154
Paycheck protection program loan
Undiscounted cash flows for bank loans
Total Cash Payments	3,144,633
New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	21,126,830
2021 | Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	2,231,915
2021 | Device Loans
Undiscounted cash flows for bank loans
Total Cash Payments	61,778
2021 | Paycheck protection program loan
Undiscounted cash flows for bank loans
Total Cash Payments	860,727
2021 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,309,410
2022 | Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	3,565,656
2022 | Device Loans
Undiscounted cash flows for bank loans
Total Cash Payments	54,376
2022 | Paycheck protection program loan
Undiscounted cash flows for bank loans
Total Cash Payments	2,065,744
2022 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,445,536
2023 | Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	1,650,573
2023 | Paycheck protection program loan
Undiscounted cash flows for bank loans
Total Cash Payments	218,162
2023 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,432,411
2024 | Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	1,422,774
2024 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	1,422,774
2025 | Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	13,249,978
2025 | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	13,249,978
Thereafter | Bank loans
Undiscounted cash flows for bank loans
Total Cash Payments	2,266,721
Thereafter | New Credit Facility
Undiscounted cash flows for bank loans
Total Cash Payments	$ 2,266,721